                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/2008
                                               ---------

Check here if Amendment: |X|; Amendment Number:  1
                                               -----

This Amendment (Check only one): |X| is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			11/14/2008
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   -----------------               ---------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                       --

Form 13F Information Table Entry Total: 78
                                       -----

Form 13F Information Table Value Total: $ 1,510,678
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

-----     --------------------          ----------------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




                     TITLE OF                  VALUE          SHARES/         SH/  PUT/  INVESTMT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER      CLASS      CUSIP       (x$1000)         PRN AMT         PRN  CALL  DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------   --------    --------    --------         -------         ---  ----  --------  --------     ----   ------   ----

Activision Inc.      Common     004930202     1,543,000.00      100,000.00   SHR   X                          100000
Airtran Holdings,    Common     00949P108    12,572,577.00    5,173,900.00   SHR   X                         5173900
Inc.
Allegiant Travel     Common     01748X102   141,280,000.00    4,000,000.00   SHR   X                         4000000
Company
AmDocs Limited       Common     G02602103     1,369,000.00       50,000.00   SHR   X                           50000
AmerisourceBergen    Common     03073E105    14,785,155.00      392,700.00   SHR   X                          392700
Corp
AMR Corp             Common     001765106   112,855,014.48   11,492,364.00   SHR   X                        11492364
ARM Holdings PLC   Sponsored    04206B106    17,792,782.80    3,421,689.00   SHR   X                         3421689
                      ADR
Asia Pacific Wire    Common     G0535E106     2,716,755.00       724,468.00  SHR   X                          724468
& Cable Ltd
ASML Holding NV      Common     N07059186     4,067,910.00       231,000.00  SHR   X                          231000
Ballentyne of        Common     058516105       305,172.00       155,700.00  SHR   X                          155700
Omaha
Bally Technologies   Common     05874B107    45,965,040.00     1,518,000.00  SHR   X                         1518000
Inc
BGC Partners, Inc.  Class A     05541T101    21,416,267.73     4,992,137.00  SHR   X                         4992137
                     Common
Blockbuster Inc.    Class A     093679108     2,972,500.00     1,450,000.00  SHR   X                         1450000
                     Common
Bluefly Inc          Common     096227103       352,769.76       148,848.00  SHR   X                          148848
Boyd Gaming          Common     103304101     7,180,992.00       767,200.00  SHR   X                          767200
Corporation
Charter             Class A     16117M107       182,500.00       250,000.00  SHR   X                          250000
Communications       Common
Continental         Class B     210795308     2,885,640.00       173,000.00  SHR   X                          173000
Airlines Inc.        Common
Cypress              Common     232806109     3,617,460.00       693,000.00  SHR   X                          693000
Semiconductor Corp
Delta Air Lines,     Common     247361702    14,568,787.90     1,955,542.00  SHR   X                         1955542
Inc.
Dish Network Corp   Class A     25470M109    20,013,525.00       953,025.00  SHR   X                          953025
                     Common
Echostar            Class A     278762109     6,025,000.00       250,000.00  SHR   X                          250000
Communications       Common
Exco Resources       Common     269279402       894,336.00        54,800.00  SHR   X                           54800
Expedia Inc.         Common     30212P105    53,434,596.03     3,536,373.00  SHR   X                         3536373
First Marblehead     Common     320771108     1,494,000.00       600,000.00  SHR   X                          600000
Corp
Flextronics          Common     Y2573F102        70,162.80         9,910.00  SHR   X                            9910
International Ltd
Full House Resorts   Common     359678109       971,395.04       630,776.00  SHR   X                          630776
Inc.
Gastar Exploration   Common     367299104     1,275,166.10       980,897.00  SHR   X                          980897
Ltd
Google Inc           Common     38259P508    24,031,200.00        60,000.00  SHR   X                           60000
Guidance Software    Common     401692108     1,680,412.93       358,297.00  SHR   X                          358297
Inc.
Hawaiian Holdings    Common     419879101    44,080,000.00     4,750,000.00  SHR   X                         4750000
Inc
Hittite Microwave    Common     43365Y104    10,314,830.40       306,989.00  SHR   X                          306989
Corp
I C Isaacs & Co      Common     464192103        17,518.80     1,459,900.00  SHR   X                         1459900
Inc
Isle of Capri        Common     464592104    18,059,771.84     2,002,192.00  SHR   X                         2002192
Casinos Inc.
Jetblue Airways      Common     477143101    27,720,000.00     5,600,000.00  SHR   X                         5600000
Corp
Lakes                Common     51206P109       278,177.10        42,180.00  SHR   X                           42180
Entertainment Inc.
Leapfrog            Class A     52186N106     2,264,338.56       214,426.00  SHR   X                          214426
Enterprises Inc.     Common
Majesco Holdings     Common     560690208       343,960.00       400,000.00  SHR   X                          400000
Inc.
Marchex Inc.         Common     56624R108    41,160,000.00     4,000,000.00  SHR   X                         4000000
Mediacom            Class A     58446K105     2,835,088.00       478,900.00  SHR   X                          478900
Communications       Common
Corp
Meridian Resources   Common     58977Q109     6,588,131.04     3,580,506.00  SHR   X                         3580506
Corp
Mosys Inc            Common     619718109     2,209,575.00       519,900.00  SHR   X                          519900
MTR Gaming Group     Common     553769100     3,572,960.76     1,076,193.00  SHR   X                         1076193
Inc.
Multimedia Games     Common     749938106     9,513,642.18     2,197,146.00  SHR   X                         2197146
Inc.
MYR Group            Common     55405W104     3,608,100.00       285,000.00  SHR   X                          285000
Newfield             Common     651290108     4,046,735.00       126,500.00  SHR   X                          126500
Exploration Co
Nintendo Co. LTD     Common     654445303     4,348,610.00        85,100.00  SHR   X                           85100
ADR
Northwest Airlines   Common     667280408    80,614,124.01     8,927,367.00  SHR   X                         8927367
Corp
Odyssey Healthcare   Common     67611V101     8,862,980.00       873,200.00  SHR   X                          873200
Inc.
Ohio Art Co          Common     677143109       236,925.00        40,500.00  SHR   X                           40500
Opentv Corp         Class A     G67543101        95,175.00        67,500.00  SHR   X                           67500
                     Common
Orbitz Worldwide,    Common     68557K109    96,641,872.04    16,463,692.00  SHR   X                        16463692
Inc.
Penn National        Common     707569109    30,219,894.33     1,137,369.00  SHR   X                         1137369
Gaming Inc.
Pharmarica           Common     71714F104     9,250,137.00       411,300.00  SHR   X                          411300
Corporation
Pinnacle             Common     723456109     5,086,368.00       672,800.00  SHR   X                          672800
Entertainment
Polycom Inc          Common     73172K104    13,403,835.00       579,500.00  SHR   X                          579500
Pozen Inc.           Common     73941U102    21,072,844.28     2,005,028.00  SHR   X                         2005028
Priceline Inc.       Common     741503403   189,564,717.57     2,770,199.00  SHR   X                         2770199
Pure Cycle Corp      Common     746228303    18,390,725.62     3,070,238.00  SHR   X                         3070238
New
QLT Inc.             Common     746927102       985,498.00       302,300.00  SHR   X                          302300
Realnetworks, Inc.   Common     75605L104    24,681,185.08     4,858,501.00  SHR   X                         4858501
Rubicon Technology   Common     78112T107     4,763,395.00       659,750.00  SHR   X                          659750
Shutterfly Inc.      Common     82568P304     8,168,500.00       850,000.00  SHR   X                          850000
Starent Networks     Common     85528P108     8,126,320.00       628,000.00  SHR   X                          628000
Corp
Sunair Electronics   Common     867017105     1,790,717.81       882,127.00  SHR   X                          882127
Inc
Sunpower Corp       Class A     867652109    13,573,158.50       196,570.00  SHR   X                          196570
                     Common
Synaptics Inc.       Common     87157D109       633,441.42        20,961.00  SHR   X                           20961
Terra Nova           Common     88102L204     2,947,600.00     2,947,600.00  SHR   X                         2947600
Financial Group,
Inc.
Thornburg Mortgage   Common     885218107       159,376.00       569,200.00  SHR   X                          569200
Inc
THQ Inc.             Common     872443403       602,000.00        50,000.00  SHR   X                           50000
Tivo Inc.            Common     888706108    32,940,000.00     4,500,000.00  SHR   X                         4500000
Tucows Inc.          Common     898697107       655,270.20     1,680,180.00  SHR   X                         1680180
UAL Corporation      Common     902549807     6,550,088.25       745,175.00  SHR   X                          745175
UnitedHealth         Common     91324P102   152,340,000.00     6,000,000.00  SHR   X                         6000000
Group, Inc.
Universal Health    Class B     913903100    70,325,830.38     1,255,146.00  SHR   X                         1255146
Services Inc.        Common
Vonage Holdings      Common     92886T201     1,765,029.54     1,747,554.00  SHR   X                         1747554
Corp
Website Pros, Inc.   Common     94769V105     5,252,580.00       972,700.00  SHR   X                          972700
Webzen Inc.        Common ADR   94846M102       397,939.38       280,239.00  SHR   X                          280239
Williams Companies   Common     969457100     1,300,750.00        55,000.00  SHR   X                           55000
        Total Long
          Equities                        1,509,664,548.66